Taxation - Additional information (Details)			12 Months Ended
	Apr. 01, 2023	Apr. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Normal applicable rate of tax		17.00%	19.00%	19.00%	19.00%
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Normal applicable rate of tax	25.00%